TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Company's Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021

Deferred tax assets:
Net operating losses	$—	$48,891
Start-up costs	5,190,046	445,661
Total deferred tax assets	5,190,046	494,552

Valuation Allowance	(5,190,046)	(494,552)
Deferred tax asset, net of allowance	$—	$—

Summary of Income Tax Provision
Below is breakdown of the income tax provision.

		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Federal
Current		$(3,078,967)	$(409,769)
Deferred		—	—
State and local
Current		(637,053)	(84,783)
Deferred		—	—
Change in valuation allowance		4,695,494	494,552
Income tax provision		$979,475	$—
	aa

Summary of Reconciliation of Federal Income Tax Rate
A

reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Federal income taxes at 21%	21.00%	21.00%
State tax, net of Federal benefit	4.35%	4.35%
Change in valuation allowance	(32.03)%	(25.35)%

Provision for income tax	(6.68)%	—